COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES.
Schedule of minimum lease commitments due as of the year ended under non-cancelable operating leases

Year ended December 31,
2021	10,160
2022	8,208
2023	2,678
2024	858
2025 - thereafter	108
$22,012